LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Schedule of Undrawn Borrowing Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	$ 398.8	$ 323.6	$ 342.5
Syndicated Facilities 2025 - RCF
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	285.0	0.0	0.0
Credit Agricole Facility 2025 - RCF
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	68.6	0.0	0.0
HCOB Facility 2024 - RCF
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	45.2	74.1	0.0
Syndicated Facilities 2023 - RCF
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	0.0	100.0	100.0
Syndicated Facilities 2024 - RCF
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	0.0	149.5	0.0
HCOB Facility 2023 - RCF
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	0.0	0.0	24.9
DSF Facility 2
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	0.0	0.0	52.6
Syndicated Bridge to Bond Facility
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	$ 0.0	$ 0.0	$ 165.0